Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000261750 | BNY-4162791
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000261750 | BNY-5334588
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000261750 | BNY-0263494
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000261750 | BNY-B0DJNG0
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000261750 | BNY-BPXZH27
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000261750 | BNY-BN0SDX8
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000261750 | BNY-BMD6RR4
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000261750 | BNY-B63H849
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000261750 | BNY-B058TZ6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000261750 | BNY-4012250
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000261750 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000261750 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000261750 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000261750 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000141114 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000141114 | BNY-7110388
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141114 | BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141114 | BNY-4061412
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141114 | BNY-0798059
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141114 | BNY-5842359
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000141114 | BNY-B10RZP7
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141114 | BNY-4057808
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141114 | BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141114 | BNY-BP9DL90
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141114 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000141114 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000141114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000141114 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000141114 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000141114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000141114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000141114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000141114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141114 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033636 | BNY-BBT3PS9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033636 | BNY-BF4HYT8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033636 | BNY-BT5GCN2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033636 | BNY-BYRJ5J1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033636 | BNY-5117381
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033636 | BNY-BYT1830
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033636 | BNY-BNFWV75
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033636 | BNY-7517893
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033636 | BNY-BBGTNT7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033636 | BNY-5973992
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033636 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033636 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033636 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000033636 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033636 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000033636 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033636 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033636 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000033636 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033636 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000033636 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000033636 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000033627 | BNY-4846523
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033627 | BNY-B0F9V20
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033627 | BNY-B15C557
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033627 | BNY-6916781
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033627 | BNY-B1XH026
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033627 | BNY-0287580
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033627 | BNY-5086577
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033627 | BNY-BKFB1C6
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033627 | BNY-0454492
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033627 | BNY-BNGN9Z1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033627 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033627 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033627 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000033627 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033627 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033627 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000033627 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000033627 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000033627 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000033627 | Financials
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000033627 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033627 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033626 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033626 | BNY-0287580
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033626 | BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033626 | BNY-4076836
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033626 | BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033626 | BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033626 | BNY-5231485
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033626 | BNY-7144569
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033626 | BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033626 | BNY-5705946
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033626 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033626 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033626 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000033626 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033626 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000033626 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000033626 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033626 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000033626 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033626 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033626 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000033626 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000033633 | BNY-B15C557
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033633 | BNY-0287580
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033633 | BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033633 | BNY-4076836
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033633 | BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033633 | BNY-5231485
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033633 | BNY-7144569
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033633 | BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033633 | BNY-B0C2CQ3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033633 | BNY-B288C92
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033633 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033633 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033633 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000033633 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000033633 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000033633 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000033633 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000033633 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000033633 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000033633 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000033633 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033622 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033622 | BNY-0287580
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033622 | BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033622 | BNY-4076836
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033622 | BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033622 | BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033622 | BNY-5231485
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033622 | BNY-7144569
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033622 | BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033622 | BNY-5705946
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033622 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033622 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033622 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000033622 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033622 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000033622 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000033622 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000033622 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033622 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000033622 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033622 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000033622 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000033623 | BNY-BK93RS6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033623 | BNY-BYMD5K9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033623 | BNY-4116099
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033623 | BNY-BF0L353
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033623 | BNY-5669354
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033623 | BNY-6811734
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033623 | BNY-5579550
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | BNY-B1G40S0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | BNY-5956078
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | BNY-BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033623 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000033623 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033623 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000033623 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033623 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000033623 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033623 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000033623 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000033623 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000033623 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000202067 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202067 | BNY-BMFY8R3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202067 | BNY-4511809
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | BNY-5533976
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202067 | BNY-B76D410
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202067 | BNY-B11TCY0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202067 | BNY-0677608
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202067 | BNY-B02J639
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202067 | BNY-B8F0TD6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202067 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202067 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000202067 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000202067 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000202067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000202067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000202067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000202067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000202067 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000202067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166521 | BNY-4012250
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166521 | BNY-0798059
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166521 | BNY-BP9DL90
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166521 | BNY-0454492
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166521 | BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166521 | BNY-BN7SWP6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166521 | BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166521 | BNY-BRJL176
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166521 | BNY-6639550
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166521 | BNY-4617859
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166521 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166521 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166521 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000166521 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000166521 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000166521 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000166521 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166521 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000166521 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000166521 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000166521 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033624 | BNY-BBT3PS9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | BNY-BNFWV75
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | BNY-B06JSP1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033624 | BNY-6410700
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033624 | BNY-BMFDP24
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033624 | BNY-4177988
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033624 | BNY-6577876
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033624 | BNY-BP4JH17
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | BNY-6339872
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | BNY-BMDZN39
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033624 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033624 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000033624 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000033624 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033624 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033624 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000033624 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000033624 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000033624 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000033624 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000033620 | BNY-6900182
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033620 | BNY-6597346
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033620 | BNY-6900557
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033620 | BNY-6642666
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | BNY-6640068
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | BNY-BYPKSR5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | BNY-6499420
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | BNY-6496506
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | BNY-6775380
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | BNY-BJK6DZ6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033620 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033620 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000033620 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000033620 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033620 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033620 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033620 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000033620 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000033620 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000033620 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%